Schedule of geographic areas by revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 2,826,381	$ 5,497,418
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,538,797	5,354,683
Non-US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 287,584	$ 142,735